Eaton Vance

Focused Global Opportunities Fund

February 29, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Australia — 2.6%
CSL, Ltd.	631	$128,896
		$128,896
Denmark — 2.4%
Novo Nordisk A/S, Class B	2,077	$121,689
		$121,689
France — 4.3%
LVMH Moet Hennessy Louis Vuitton SE	254	$106,002
Sanofi	1,186	110,613
		$216,615
Germany — 1.5%
adidas AG	267	$75,173
		$75,173
Hong Kong — 3.4%
AIA Group, Ltd.	17,260	$172,987
		$172,987
Japan — 7.4%
Keyence Corp.	318	$101,539
Komatsu, Ltd.	5,335	106,597
ORIX Corp.	10,200	165,323
		$373,459
Netherlands — 2.5%
ASML Holding NV	462	$128,110
		$128,110
Spain — 3.0%
Amadeus IT Group SA	2,171	$153,905
		$153,905
Sweden — 2.0%
Assa Abloy AB, Class B	4,449	$100,054
		$100,054
United Kingdom — 12.6%
DCC PLC	1,650	$118,178
Diageo PLC	3,812	136,010
GlaxoSmithKline PLC	5,640	113,812
Melrose Industries PLC	37,150	102,743

Eaton Vance

Focused Global Opportunities Fund

February 29, 2020

Portfolio of Investments (Unaudited) - continued

Security	Shares	Value
Unilever PLC	3,018	162,247
		$632,990
United States — 56.4%
Alphabet, Inc., Class A(1)	181	$242,404
Amazon.com, Inc.(1)	130	244,888
Boston Scientific Corp.(1)	2,733	102,187
Capital One Financial Corp.	1,271	112,178
CDW Corp.	685	78,241
Citigroup, Inc.	1,657	105,153
Eli Lilly & Co.	848	106,958
EOG Resources, Inc.	1,428	90,335
Gardner Denver Holdings, Inc.(1)	2,424	79,483
KeyCorp	5,508	90,056
Lowe's Cos., Inc.	877	93,462
Microsoft Corp.	1,735	281,087
Mondelez International, Inc., Class A	2,591	136,805
NextEra Energy, Inc.	697	176,174
Phillips 66	1,262	94,473
Stanley Black & Decker, Inc.	690	99,153
TJX Cos., Inc. (The)	1,840	110,032
Verisk Analytics, Inc.	444	68,869
Visa, Inc., Class A	765	139,046
Walt Disney Co. (The)	1,181	138,945
Xylem, Inc.	1,788	138,284
Zoetis, Inc.	840	111,913

		$2,840,126
Total Common Stocks
(identified cost $4,209,801)		$4,944,004

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Equity Funds — 1.3%
SPDR S&P 500 ETF Trust	215	$63,696
Total Exchange-Traded Funds
(identified cost $70,743)		$63,696

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.75%(2)	41,481	$41,490
Total Short-Term Investments
(identified cost $41,487)		$41,490
Total Investments — 100.2%
(identified cost $4,322,031)		$5,049,190
Other Assets, Less Liabilities — (0.2)%		$(10,781)
Net Assets — 100.0%		$5,038,409

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.
(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2020.

Eaton Vance

Focused Global Opportunities Fund

February 29, 2020

Portfolio of Investments (Unaudited) - continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Information Technology	17.5%	$881,928
Industrials	16.1	813,361
Health Care	15.8	796,068
Financials	12.8	645,697
Consumer Discretionary	12.5	629,557
Consumer Staples	8.6	435,062
Communication Services	7.6	381,349
Energy	3.7	184,808
Utilities	3.5	176,174
Exchange-Traded Funds	1.3	63,696
Short-Term Investments	0.8	41,490
Total Investments	100.2%	$5,049,190

The Fund did not have any open derivative instruments at February 29, 2020.

At February 29, 2020, the value of the Fund's investment in affiliated funds was $41,490, which represents 0.8% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended February 29, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$101,531	$278,974	$(339,028)	$11	$2	$41,490	$137	41,481

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2020, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$675,342		$—	$675,342
Developed Europe	—	1,428,536		—	1,428,536
North America	2,840,126	—		—	2,840,126
Total Common Stocks	$2,840,126	$2,103,878	*	$—	$4,944,004
Exchange-Traded Funds	$63,696	$—		$—	$63,696
Short-Term Investments	—	41,490		—	41,490
Total Investments	$2,903,822	$2,145,368		$—	$5,049,190
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.